Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions

19. Provisions

	Security Incidents $m	Litigation $m	Total $m
At 1 January 2016	—	15	15
Provided	5	—	5
Utilised	—	(12)	(12)

At 31 December 2016 and 31 December 2017	5	3	8

	2017 $m	2016 $m
Analysed as:
Current	3	3
Non-current	5	5

	8	8

LOGO	See note 30 for a description of and further information on the Security Incidents provision.

The amount provided in 2016 in respect of the Security Incidents was recognised within Central costs in the Group income statement.

Litigation largely relates to actions brought against the Group in the Americas region. In relation to the $12m settled during 2016, an insurance recovery of $8m was also recorded by the System Fund.